Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Components of accounts receivable under long-term contracts
Total accounts receivable	$ 371,933	$ 323,695
Less estimated amounts not currently due	(17,457)	(20,926)
Accounts receivable under long-term contracts, current	354,476	302,769
U.S. government contracts
Components of accounts receivable under long-term contracts
Amounts billed	53,450	34,785
Recoverable costs and accrued profits on progress completed--not billed	36,341	33,729
Total accounts receivable	89,791	68,514
Commercial customers
Components of accounts receivable under long-term contracts
Amounts billed	131,532	95,173
Recoverable costs and accrued profits on progress completed--not billed	150,610	160,008
Total accounts receivable	$ 282,142	$ 255,181